Investments Accounted For Using Equity Method - Reconciliation of Summarized Financial Information to Carrying Amount of Interests (Details) - Gogoro Network Pte. Ltd. $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of Associates [Line Items]
Carrying amount	$ 17,741
Zypp
Disclosure of Associates [Line Items]
Net assets	$ 13,256
The Company’s share in %	13.44%
The Company’s share of net assets	$ 1,782
Trade name	5,196
Goodwill	8,738
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions	0
Carrying amount	15,716
GPH
Disclosure of Associates [Line Items]
Net assets	$ 7,150
The Company’s share in %	30.00%
The Company’s share of net assets	$ 2,145
Trade name	0
Goodwill	0
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions	(120)
Carrying amount	$ 2,025